Group structure	6 Months Ended
Jun. 30, 2022
Group Structure
Group structure

2.	Group structure

List of direct or indirect interests held by the Company:

Name	Country of incorporation	Consolidation method	June 30, 2022	December 31, 2021
BliNK Biomedical SAS	FR	Equity method*	48.9%	48.9%
Vaccines Holdings Sweden AB	SE	Consolidation	100%	100%
Valneva Austria GmbH	AT	Consolidation	100%	100%
Valneva Canada Inc.	CA	Consolidation	100%	100%
Valneva France SAS	FR	Consolidation	100%	100%
Valneva Scotland Ltd.	UK	Consolidation	100%	100%
Valneva Sweden AB	SE	Consolidation	100%	100%
Valneva UK Ltd.	UK	Consolidation	100%	100%
Valneva USA, Inc.	US	Consolidation	100%	100%

*	The investment in BliNK Biomedical SAS was reclassified from “Investments in associates” to “Assets classified as held for sale” as at June 30, 2022.